UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Ultra-Short Duration Investment Grade Fund

(Ticker: PSDSX)

SEMI-ANNUAL REPORT

December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund by contacting the Fund at (866) 933-9033 or, if you hold your shares through a financial intermediary, contacting your financial intermediary

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (866) 933-9033 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Palmer Square Ultra-Short Duration Investment Grade Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	14
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Supplemental Information	28
Expense Example	31

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Ultra-Short Duration Investment Grade Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BANK LOANS – 0.8%
$317,308	Dell International LLC 4.100% (US LIBOR+175 basis points), 9/7/2021[1,2,3,4]	$309,045
176,000	HCA, Inc. 4.022% (US LIBOR+150 basis points), 6/10/2020[1,2]	175,193

	TOTAL BANK LOANS (Cost $492,579)	484,238

	BONDS – 76.4%
	ASSET-BACKED SECURITIES – 40.0%
250,000	Ally Auto Receivables Trust Series 2017-3, Class A3, 1.740%, 9/15/2021[5]	247,696
250,000	ALM VII Ltd. Series 2012-7A, Class A1R, 3.916% (LIBOR 3 Month+148 basis points), 10/15/2028[1,5,6]	250,425
500,000	ALM VIII Ltd. Series 2013-8A, Class A1R, 3.926% (LIBOR 3 Month+149 basis points), 10/15/2028[1,5,6]	500,350
250,000	Apidos CLO XI Series 2012-11A, Class DR, 6.499% (LIBOR 3 Month+405 basis points), 1/17/2028[1,5,6]	250,250
850,000	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, Class A1R, 3.959% (LIBOR 3 Month+149 basis points), 1/20/2029[1,5,6]	850,425
925,000	Series 2014-IVA, Class BR, 5.369% (LIBOR 3 Month+290 basis points), 1/20/2029[1,5,6]	923,243
350,000	Series 2014-IVA, Class CR, 6.519% (LIBOR 3 Month+405 basis points), 1/20/2029[1,5,6]	350,140
250,000	Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class BR, 3.995% (LIBOR 3 Month+155 basis points), 7/18/2027[1,5,6]	238,850
250,000	BlueMountain CLO Ltd. Series 2015-1A, Class A1R, 3.766% (LIBOR 3 Month+133 basis points), 4/13/2027[1,5,6]	251,000
93,635	BMW Vehicle Lease Trust Series 2016-2, Class A3, 1.430%, 9/20/2019[5]	93,498
475,000	Series 2017-2, Class A3, 2.070%, 10/20/2020[5]	472,073
136,905	CarMax Auto Owner Trust Series 2018-3, Class A1, 2.433%, 8/15/2019[5]	136,845
300,000	Carmax Auto Owner Trust Series 2018-4, Class A2A, 3.110%, 2/15/2022[5]	300,370
575,000	Chase Issuance Trust Series 2016-A2, Class A, 1.370%, 6/15/2021[5]	570,730
200,000	Citibank Credit Card Issuance Trust Series 2017-A9, Class A9, 1.800%, 9/20/2021[5]	198,415

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	CNH Equipment Trust
$53,542	Series 2018-A, Class A1, 2.450%, 6/14/2019[5]	$53,542
204,170	Series 2018-B, Class A1, 2.470%, 10/15/2019[5]	204,008
200,000	Series 2018-A, Class A2, 2.780%, 8/16/2021[5]	199,858
313,143	Series 2014-C, Class A4, 1.650%, 9/15/2021[5]	313,073
115,000	Series 2018-B, Class A2, 2.930%, 12/15/2021[5]	114,825
	CNH Equipment Trust 2017-C
140,711	Series 2017-C, Class A2, 1.840%, 3/15/2021[5]	140,092
	Dell Equipment Finance Trust
200,000	Series 2018-1, Class A2B, 2.804% (LIBOR 1 Month+30 basis points), 10/22/2020[1,5,6]	200,281
100,000	Series 2018-2, Class A2, 3.160%, 2/22/2021[5,5]	100,098
	DLL 2018-2 LLC
97,711	Series 2018-ST2, Class A1, 2.714%, 11/20/2019[5,6]	97,666
280,000	Series 2018-ST2, Class A2, 3.140%, 10/20/2020[5,6]	279,591
	Dryden 33 Senior Loan Fund
875,000	Series 2014-33A, Class AR, 3.866% (LIBOR 3 Month+143 basis points), 10/15/2028[1,5,6]	873,863
	Dryden XXV Senior Loan Fund
250,000	Series 2012-25A, Class CRR, 4.286% (LIBOR 3 Month+185 basis points), 10/15/2027[1,5,6]	245,800
	Emerson Park CLO Ltd.
750,000	Series 2013-1A, Class C1R, 4.586% (LIBOR 3 Month+215 basis points), 7/15/2025[1,5,6]	750,825
	Engs Commercial Finance Trust
181,423	Series 2018-1A, Class A1, 2.970%, 2/22/2021[5,6]	180,931
308,932	Series 2016-1A, Class A2, 2.630%, 2/22/2022[5,6]	307,236
	Enterprise Fleet Financing LLC
75,980	Series 2018-1, Class A1, 2.150%, 3/20/2019[5,6]	75,957
151,859	Series 2018-2, Class A1, 2.550%, 8/20/2019[5,6]	151,728
723,228	Series 2016-2, Class A2, 1.740%, 2/22/2022[5,6]	720,576
	Ford Credit Auto Lease Trust
169,842	Series 2018-B, Class A1, 2.452%, 10/15/2019[5]	169,723
116,000	Series 2018-B, Class A2B, 2.615% (LIBOR 1 Month+16 basis points), 4/15/2021[1,5]	115,827
58,000	Series 2018-B, Class A2A, 2.930%, 4/15/2021[5]	57,943
	Ford Credit Auto Owner Trust
343,343	Series 2014-C, Class B, 1.970%, 4/15/2020[5]	343,119
186,051	Series 2015-B, Class A4, 1.580%, 8/15/2020[5]	185,540
233,390	Series 2017-C, Class A2A, 1.800%, 9/15/2020[5]	232,954
200,000	Series 2018-B, Class A2A, 2.960%, 9/15/2021[5]	199,996
500,000	Series 2014-1, Class A, 2.260%, 11/15/2025[5,6]	498,501
	Ford Credit Floorplan Master Owner Trust A
500,000	Series 2016-1, Class A1, 1.760%, 2/15/2021[5]	499,069

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	GM Financial Automobile Leasing Trust
$98,584	Series 2018-3, Class A1, 2.415%, 9/20/2019[5]	$98,517
86,000	Series 2018-3, Class A2B, 2.640% (LIBOR 1 Month+17 basis points), 9/21/2020[1,5]	85,908
58,000	Series 2018-3, Class A2A, 2.890%, 9/21/2020[5]	57,945
	GM Financial Consumer Automobile
34,713	Series 2017-1A, Class A2A, 1.510%, 3/16/2020[5,6]	34,690
	GM Financial Consumer Automobile Receivables Trust
51,969	Series 2018-3, Class A1, 2.367%, 7/16/2019[5]	51,956
247,584	Series 2018-2, Class A2A, 2.550%, 5/17/2021[5]	246,927
	Honda Auto Receivables Owner Trust
20,863	Series 2015-4, Class A3, 1.230%, 9/23/2019[5]	20,853
135,896	Series 2016-2, Class A3, 1.390%, 4/15/2020[5]	135,364
199,005	Series 2016-3, Class A3, 1.160%, 5/18/2020[5]	197,869
	Huntington Auto Trust
55,691	Series 2016-1, Class A3, 1.590%, 11/16/2020[5]	55,457
	Hyundai Auto Lease Securitization Trust
221,107	Series 2017-C, Class A2A, 1.890%, 3/16/2020[5,6]	220,368
441,726	Series 2017-A, Class A3, 1.880%, 8/17/2020[5,6]	440,516
	Hyundai Auto Receivables Trust
326,502	Series 2015-B, Class A4, 1.480%, 6/15/2021[5]	325,717
510,000	Series 2015-C, Class B, 2.150%, 11/15/2021[5]	507,320
100,000	Series 2015-B, Class C, 2.300%, 7/15/2022[5]	99,641
	LCM XXIV Ltd.
500,000	Series 24A, Class C, 4.719% (LIBOR 3 Month+225 basis points), 3/20/2030[1,5,6]	482,300
	Madison Park Funding XXI Ltd.
250,000	Series 2016-21A, Class A1, 4.020% (LIBOR 3 Month+153 basis points), 7/25/2029[1,5,6]	251,175
500,000	Madison Park Funding XXII Ltd. Series 2016-22A, Class B, 4.290% (LIBOR 3 Month+180 basis points), 10/25/2029[1,5,6]	496,400
	Mercedes-Benz Auto Lease Trust
149,941	Series 2018-A, Class A2, 2.200%, 4/15/2020[5]	149,622
	Mill Creek II CLO Ltd.
250,000	Series 2016-1A, Class B, 4.969% (LIBOR 3 Month+250 basis points), 4/20/2028[1,5,6]	251,400
	MMAF Equipment Finance LLC
45,934	Series 2017-AA, Class A2, 1.730%, 5/18/2020[5,6]	45,859
87,273	Series 2014-AA, Class A4, 1.590%, 2/8/2022[5,6]	86,611
	Nationstar HECM Loan Trust
37,162	Series 2017-2A, Class A1, 2.038%, 9/25/2027[5,6,7]	37,092
	Nationstar HECM Loan Trust 2018-3
299,635	Series 2018-3A, Class A, 3.555%, 11/25/2028[5,6,7]	299,635

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Nissan Auto Lease Trust
$149,265	Series 2017-A, Class A2B, 2.655% (LIBOR 1 Month+20 basis points), 9/16/2019[1,5]	$149,280
	Nissan Auto Receivables Owner Trust
208,279	Series 2015-C, Class A3, 1.370%, 5/15/2020[5]	207,624
180,390	Series 2016-A, Class A3, 1.340%, 10/15/2020[5]	179,452
	OZLM XV Ltd.
250,000	Series 2016-15A, Class B, 5.169% (LIBOR 3 Month+270 basis points), 1/20/2029[1,5,6]	246,700
	Regatta Funding LP
400,000	Series 2013-2A, Class BR, 5.336% (LIBOR 3 Month+290 basis points), 1/15/2029[1,5,6]	400,040
	SBA Small Business Investment Cos.
121,076	Series 2009-P10A, Class 1, 4.727%, 2/10/2019[5]	121,283
	SBA Tower Trust
531,000	Series 2014-1A, Class C, 2.898%, 10/15/2044[5,6,8]	527,980
	Thacher Park CLO Ltd.
1,075,000	Series 2014-1A, Class AR, 3.629% (LIBOR 3 Month+116 basis points), 10/20/2026[1,5,6]	1,073,818
	TICP CLO VI Ltd.
250,000	Series 2016-6A, Class B, 4.496% (LIBOR 3 Month+206 basis points), 1/15/2029[1,5,6]	250,225
	Toyota Auto Receivables Owner Trust
119,619	Series 2017-B, Class A2A, 1.460%, 1/15/2020[5]	119,489
63,260	Series 2017-B, Class A2B, 2.515% (LIBOR 1 Month+6 basis points), 1/15/2020[1,5]	63,261
	Verizon Owner Trust
178,048	Series 2016-2A, Class A, 1.680%, 5/20/2021[5,6]	177,046
	Volkswagen Auto Loan Enhanced Trust
121,096	Series 2018-1, Class A1, 2.424%, 7/22/2019[5]	121,050
	Volvo Financial Equipment LLC
74,420	Series 2015-1A, Class A4, 1.910%, 1/15/2020[5,6]	74,347
	West CLO Ltd.
250,000	Series 2014-2A, Class A1AR, 3.306% (LIBOR 3 Month+87 basis points), 1/16/2027[1,5,6]	248,900
	World Omni Auto Receivables Trust
325,000	Series 2018-D, Class A2A, 3.010%, 4/15/2022[5]	324,956
	World Omni Auto Receivables Trust 2017-A
300,000	Series 2017-A, Class A3, 1.930%, 9/15/2022[5]	297,086
	World Omni Automobile Lease Securitization Trust
92,318	Series 2016-A, Class A3, 1.450%, 8/15/2019[5]	92,220
58,431	Series 2018-B, Class A1, 2.269%, 9/16/2019[5]	58,405
195,000	Series 2018-B, Class A2B, 2.635% (LIBOR 1 Month+18 basis points), 6/15/2021[1,5]	194,788

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$800,000	Series 2016-A, Class A4, 1.610%, 1/15/2022[5]	$797,537

	TOTAL ASSET-BACKED SECURITIES (Cost $23,430,818)	23,351,561

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.1%
	Citigroup Commercial Mortgage Trust
300,000	Series 2018-TBR, Class A, 3.285% (LIBOR 1 Month+83 basis points), 12/15/2036[1,5,6]	297,527
	COMM Mortgage Trust
25,811	Series 2014-FL5, Class B, 3.693% (LIBOR 1 Month+215 basis points), 10/15/2031[1,5,6]	25,759
500,000	Series 2014-TWC, Class B, 3.987% (LIBOR 1 Month+160 basis points), 2/13/2032[1,5,6]	498,198
	FREMF Mortgage Trust
500,000	Series 2012-K709, Class C, 3.738%, 4/25/2045[5,6,7]	499,229
	Government National Mortgage Association
377,257	Series 2013-179, Class A, 1.800%, 7/16/2037[5]	366,273
119,555	Series 2013-12, Class A, 1.410%, 10/16/2042[5]	114,174
	Hilton Orlando Trust
250,000	Series 2018-ORL, Class B, 3.505% (LIBOR 1 Month+105 basis points), 12/15/2034[1,6]	247,961
	JP Morgan Chase Commercial Mortgage Securities Trust
415,000	Series 2017-MAUI, Class B, 3.387% (LIBOR 1 Month+100 basis points), 7/15/2034[1,6]	410,885
	Waldorf Astoria Boca Raton Trust
500,000	Series 2016-BOCA, Class A, 3.805% (LIBOR 1 Month+135 basis points), 6/15/2029[1,6]	499,469

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,990,486)	2,959,475

	CORPORATE – 25.1%
	BASIC MATERIALS – 0.3%
	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
150,000	3.291% (LIBOR 3 Month+75 basis points), 5/1/2020[1,6]	150,333

	COMMUNICATIONS – 1.5%
	AT&T, Inc.
275,000	3.086% (LIBOR 3 Month+65 basis points), 1/15/2020[1]	274,562
	Comcast Corp.
265,000	2.738% (LIBOR 3 Month+33 basis points), 10/1/2020[1]	263,844
	Interpublic Group of Cos., Inc.
325,000	3.500%, 10/1/2020	325,480
		863,886

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL – 3.6%
	American Honda Finance Corp.
$325,000	2.000%, 2/14/2020	$321,226
116,000	2.954% (LIBOR 3 Month+34 basis points), 2/14/2020[1]	115,820
325,000	2.932% (LIBOR 3 Month+35 basis points), 11/5/2021[1]	320,426
	BMW U.S. Capital LLC
170,000	3.118% (LIBOR 3 Month+50 basis points), 8/13/2021[1,6]	168,446
	Daimler Finance North America LLC
275,000	3.140% (LIBOR 3 Month+62 basis points), 10/30/2019[1,6]	275,320
	Dollar Tree, Inc.
50,000	3.149% (LIBOR 3 Month+70 basis points), 4/17/2020[1,5]	49,690
	Hyundai Capital America
75,000	3.348% (LIBOR 3 Month+94 basis points), 7/8/2021[1,6]	74,808
	Nissan Motor Acceptance Corp.
250,000	2.826% (LIBOR 3 Month+39 basis points), 7/13/2020[1,6]	248,138
85,000	3.420% (LIBOR 3 Month+63 basis points), 9/21/2021[1,6]	83,356
	Starbucks Corp.
200,000	2.100%, 2/4/2021[5]	195,177
	Volkswagen Group of America Finance LLC
260,000	3.875%, 11/13/2020[6]	261,334
		2,113,741
	CONSUMER, NON-CYCLICAL – 4.2%
	Amgen, Inc.
234,000	3.065% (LIBOR 3 Month+45 basis points), 5/11/2020[1]	233,737
	Anthem, Inc.
325,000	4.350%, 8/15/2020	330,793
	BAT Capital Corp.
250,000	3.204% (LIBOR 3 Month+59 basis points), 8/14/2020[1]	247,594
	Conagra Brands, Inc.
250,000	2.908% (LIBOR 3 Month+50 basis points), 10/9/2020[1]	247,262
	CVS Health Corp.
250,000	3.397% (LIBOR 3 Month+63 basis points), 3/9/2020[1]	249,589
	Gilead Sciences, Inc.
225,000	3.012% (LIBOR 3 Month+22 basis points), 3/20/2019[1]	224,958
	Kroger Co.
250,000	2.000%, 1/15/2019	249,890
325,000	2.300%, 1/15/2019[5]	324,890
	McKesson Corp.
60,000	3.650%, 11/30/2020	60,303
	Mondelez International Holdings Netherlands B.V.
250,000	3.119% (LIBOR 3 Month+61 basis points), 10/28/2019[1,6,9]	249,862

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
	UnitedHealth Group, Inc.
$50,000	3.048% (LIBOR 3 Month+26 basis points), 6/15/2021[1]	$49,621
		2,468,499
	ENERGY – 1.9%
	BP Capital Markets PLC
279,000	1.676%, 5/3/2019[9]	277,662
	Enbridge, Inc.
250,000	3.488% (LIBOR 3 Month+70 basis points), 6/15/2020[1,9]	249,188
	Energy Transfer Operating LP
351,000	9.700%, 3/15/2019	355,188
	Spectra Energy Partners LP
250,000	3.451% (LIBOR 3 Month+70 basis points), 6/5/2020[1]	248,504
		1,130,542
	FINANCIAL – 8.0%
	Air Lease Corp.
275,000	2.125%, 1/15/2020	271,065
	American Express Co.
206,000	2.850% (LIBOR 3 Month+33 basis points), 10/30/2020[1,5]	205,048
	BB&T Corp.
106,000	3.151% (LIBOR 3 Month+72 basis points), 1/15/2020[1,5]	106,219
	Berkshire Hathaway Finance Corp.
325,000	3.000%, 5/15/2022	324,394
	Branch Banking & Trust Co.
250,000	2.958% (LIBOR 3 Month+22 basis points), 6/1/2020[1,5]	249,253
	Citigroup, Inc.
325,000	2.450%, 1/10/2020[5]	322,435
	Credit Suisse Group Funding Guernsey Ltd.
325,000	2.750%, 3/26/2020[9]	321,548
	Goldman Sachs Bank USA/New York NY
40,000	3.200%, 6/5/2020	39,930
	Goldman Sachs Group, Inc.
250,000	3.579% (LIBOR 3 Month+80 basis points), 12/13/2019[1]	250,082
	HCP, Inc.
335,000	2.625%, 2/1/2020[5]	332,663
	International Lease Finance Corp.
325,000	5.875%, 4/1/2019	326,346
	JPMorgan Chase Bank N.A.
125,000	2.968% (LIBOR 3 Month+23 basis points), 9/1/2020[1,5]	124,546
300,000	2.831% (LIBOR 3 Month+29 basis points), 2/1/2021[1,5]	297,949
	Marsh & McLennan Cos., Inc.
250,000	2.350%, 9/10/2019[5]	248,730

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
	Mitsubishi UFJ Financial Group, Inc.
$100,000	2.190%, 9/13/2021[9]	$96,568
	Morgan Stanley
250,000	3.916% (LIBOR 3 Month+138 basis points), 2/1/2019[1]	250,203
	PNC Bank N.A.
500,000	2.719% (LIBOR 3 Month+25 basis points), 1/22/2021[1]	494,098
	Toronto-Dominion Bank
65,000	3.048% (LIBOR 3 Month+26 basis points), 9/17/2020[1,9]	64,791
	Wells Fargo Bank N.A.
300,000	2.746% (LIBOR 3 Month+31 basis points), 1/15/2021[1]	297,457
	Western Union Co.
40,000	3.453% (LIBOR 3 Month+80 basis points), 5/22/2019[1]	39,989
		4,663,314
	INDUSTRIAL – 2.1%
	Caterpillar Financial Services Corp.
250,000	2.000%, 3/5/2020	247,028
70,000	2.796% (LIBOR 3 Month+18 basis points), 5/15/2020[1]	69,762
75,000	3.046% (LIBOR 3 Month+28 basis points), 9/7/2021[1]	74,518
	John Deere Capital Corp.
60,000	3.027% (LIBOR 3 Month+26 basis points), 9/10/2021[1]	59,424
	Norfolk Southern Corp.
290,000	5.900%, 6/15/2019	293,127
	Textron, Inc.
250,000	3.168% (LIBOR 3 Month+55 basis points), 11/10/2020[1,5]	247,914
	Vulcan Materials Co.
250,000	3.388% (LIBOR 3 Month+60 basis points), 6/15/2020[1]	248,478
		1,240,251
	TECHNOLOGY – 1.0%
	Apple, Inc.
81,000	2.685% (LIBOR 3 Month+7 basis points), 5/11/2020[1]	80,825
	Fiserv, Inc.
325,000	2.700%, 6/1/2020[5]	322,647
	Hewlett Packard Enterprise Co.
30,000	3.059% (LIBOR 3 Month+72 basis points), 10/5/2021[1,5]	29,750
	IBM Credit LLC
150,000	1.800%, 1/20/2021	145,833
		579,055
	UTILITIES – 2.5%
	Berkshire Hathaway Energy Co.
360,000	2.375%, 1/15/2021	355,171

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
	CenterPoint Energy, Inc.
$25,000	3.600%, 11/1/2021	$25,068
	Consolidated Edison Co. of New York, Inc.
225,000	3.222% (LIBOR 3 Month+40 basis points), 6/25/2021[1]	222,862
	Duke Energy Corp.
275,000	5.050%, 9/15/2019	277,594
	Sempra Energy
300,000	3.238% (LIBOR 3 Month+45 basis points), 3/15/2021[1]	293,981
	Southern Co.
250,000	3.503% (LIBOR 3 Month+70 basis points), 9/30/2020[1,5,6]	249,325
		1,424,001
	TOTAL CORPORATE (Cost $14,691,211)	14,633,622

	RESIDENTIAL MORTGAGE-BACKED SECURITIES – 3.5%
	Colony Starwood Homes Trust
152,706	Series 2016-2A, Class A, 3.705% (LIBOR 1 Month+125 basis points), 12/17/2033[1,5,6]	153,136
	CSMC Trust
148,812	Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[5,6,7]	148,224
	Fannie Mae Connecticut Avenue Securities
277,849	Series 2016-C03, Class 1M1, 4.506% (LIBOR 1 Month+200 basis points), 10/25/2028[1,5]	280,127
	FDIC Guaranteed Notes Trust
62,595	Series 2010-S4, Class A, 3.027% (LIBOR 1 Month+72 basis points), 12/4/2020[1,5,6]	62,870
91,560	Series 2010-S2, Class 1A, 3.020% (LIBOR 1 Month+50 basis points), 11/29/2037[1,5,6]	91,466
190,391	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[5,6]	188,755
	FDIC Trust
86,272	Series 2013-R2, Class A, 1.250%, 3/25/2033[5,6]	84,169
	Finance of America Structured Securities Trust
230,000	Series 2017-HB1, Class M1, 2.840%, 11/25/2027[5,6,7]	228,298
	Freddie Mac REMICS
103,179	Series 4002, Class DB, 2.000%, 3/15/2030	102,215
249,357	Series 4235, Class AB, 2.000%, 1/15/2034	247,891
	Freddie Mac Structured Agency Credit Risk Debt Notes
2,627	Series 2016-DNA4, Class M1, 3.306% (LIBOR 1 Month+80 basis points), 3/25/2029[1,5]	2,627
250,000	Series 2016-DNA4, Class M2, 3.806% (LIBOR 1 Month+130 basis points), 3/25/2029[1,5]	250,369

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	Invitation Homes Trust
$146,865	Series 2017-SFR2, Class A, 3.282% (LIBOR 1 Month+85 basis points), 12/17/2036[1,6]	$145,309
	NCUA Guaranteed Notes Trust
48,347	Series 2011-R3, Class 1A, 2.800% (LIBOR 1 Month+40 basis points), 3/11/2020[1,5]	48,410

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,046,252)	2,033,866

	U.S. GOVERNMENT – 2.7%
	United States Treasury Bill
1,000,000	2.397%, 1/31/2019	998,130
575,000	2.360%, 6/20/2019	568,251

	TOTAL U.S. GOVERNMENT (Cost $1,566,782)	1,566,381

	TOTAL BONDS (Cost $44,725,549)	44,544,905

	COMMERCIAL PAPER – 22.1%
	Abbvie, Inc.
600,000	2.780%, 1/23/2019	598,946
	Boston Scientific Corp.
650,000	3.000%, 2/26/2019	646,887
	Campbell Soup Co.
650,000	3.280%, 2/27/2019	646,876
	Cigna Corp.
650,000	3.070%, 2/21/2019	647,290
	CNH Industrial Capital LLC
650,000	2.750%, 1/3/2019	649,847
	Enbridge Energy Partners LP
650,000	3.220%, 1/7/2019	649,661
	Energy Transfer Partner
650,000	3.500%, 3/4/2019	646,355
	Experian Finance PLC
650,000	2.900%, 2/11/2019	647,850
	Ford Motor Credit Co.
650,000	3.300%, 2/6/2019	647,884
	Humana, Inc.
650,000	2.820%, 1/15/2019	649,221
	Johnson Controls International PLC
650,000	3.050%, 1/16/2019	649,191
	Marriott International, Inc.
650,000	2.700%, 1/14/2019	649,297
	National Grid USA
650,000	2.710%, 1/15/2019	649,243

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
	National Grid USA
$650,000	2.800%, 2/7/2019	$647,995
	Nutrien Ltd.
650,000	2.680%, 1/16/2019	649,141
	Royal Caribbean Cruises Ltd.
650,000	3.300%, 2/25/2019	646,996
	South Carolina Fuel Co., Inc.
650,000	3.450%, 1/18/2019	649,086
	Suncor Energy Inc.
650,000	3.100%, 3/12/2019	646,055
	WGL Holdings Inc.
650,000	2.800%, 1/16/2019	649,219
600,000	2.820%, 1/29/2019	598,652

	TOTAL COMMERCIAL PAPER (Cost $12,865,350)	12,865,692

Number of Shares
	SHORT-TERM INVESTMENTS – 2.4%
1,366,666	Federated Treasury Obligations Fund - Institutional Class, 2.217%[10]	1,366,666
4,163	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.210%[11]	4,163

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,370,829)	1,370,829

	TOTAL INVESTMENTS – 101.7% (Cost $59,454,307)	59,265,664
	Liabilities in Excess of Other Assets – (1.7)%	(978,962)

	TOTAL NET ASSETS – 100.0%	$58,286,702

LP – Limited Partnership

PLC – Public Limited Company

[1]	Floating rate security.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	All or a portion of the loan is unfunded.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

[4]	Denotes investments purchased on a when-issued or delayed delivery basis.
[5]	Callable.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $19,085,015 which represents 32.7% of Net Assets.
[7]	Variable rate security.
[8]	Step rate security.
[9]	Foreign security denominated in U.S. Dollars.
[10]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

SUMMARY OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	0.8%
Bonds
Asset-Backed Securities	40.0%
Commercial Mortgage-Backed Securities	5.1%
Corporate	25.1%
Residential Mortgage-Backed Securities	3.5%
U.S. Government	2.7%
Total Bonds	76.4%
Commercial Paper	22.1%
Short-Term Investments	2.4%
Total Investments	101.7%
Liabilities in Excess of Other Assets	(1.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $59,454,307)	$59,265,664
Cash	1,957
Cash held at broker for futures contracts	163
Cash held at broker for securities sold short	2,812
Receivables:
Investment securities sold	390,522
Fund shares sold	2,689
Interest	204,929
Prepaid expenses	15,627
Total assets	59,884,363

Liabilities:
Payables:
Investment securities purchased	623,484
Fund shares redeemed	920,758
Advisory fees	2,513
Shareholder servicing fees (Note 6)	3,057
Fund administration fees	16,455
Auditing fees	9,219
Transfer agent fees and expenses	7,106
Custody fees	2,219
Trustees' deferred compensation (Note 3)	1,528
Commitment fees (Note 10)	1,383
Chief Compliance Officer fees	379
Trustees' fees and expenses	207
Accrued other expenses	9,353
Total liabilities	1,597,661

Net Assets	$58,286,702

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF ASSETS AND LIABILITIES – Continued

As of December 31, 2018 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$58,574,715
Total accumulated deficit	(288,013)
Net Assets	$58,286,702

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$58,286,702
Shares of beneficial interest issued and outstanding	2,924,185
Offering and redemption price per share	$19.93

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF OPERATIONS

For the Period August 1, 2018 through December 31, 2018 (Unaudited)*

Investment Income:
Interest	$794,601
Total investment income	794,601

Expenses:
Advisory fees	68,256
Fund administration fees	36,021
Shareholder servicing fees (Note 6)	16,342
Registration fees	14,075
Legal fees	14,035
Transfer agent fees and expenses	11,701
Auditing fees	9,721
Miscellaneous	5,138
Custody fees	4,316
Shareholder reporting fees	4,192
Trustees' fees and expenses	3,854
Chief Compliance Officer fees	2,567
Commitment fees (Note 10)	2,171
Insurance fees	670
Total expenses	193,059
Advisory fees waived	(52,875)
Net expenses	140,184
Net investment income	654,417

Realized and Unrealized Loss:
Net realized loss on investments	(33,455)
Net change in unrealized appreciation/depreciation on investments	(123,212)
Net realized and unrealized loss	(156,667)
Net Increase in Net Assets from Operations	$497,750

*	Fiscal year end changed to June 30 effective August 1, 2018.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period August 1, 2018 through December 31, 2018* (Unaudited)	For the Year Ended July 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$654,417	$1,054,491
Net realized gain (loss) on investments, securities sold short and futures contracts	(33,455)	44,226
Net change in unrealized appreciation/depreciation on investments, securities sold short and futures contracts	(123,212)	(115,468)
Net increase in net assets resulting from operations	497,750	983,249

Distributions to Shareholders:
Distributions[1]:	(759,307)
Total distributions to shareholders	(759,307)
From net investment income:		(1,046,116)
Total distributions to shareholders		(1,046,116)

Capital Transactions:
Net proceeds from shares sold	11,286,362	68,825,983
Reinvestment of distributions	749,053	991,355
Cost of shares redeemed	(19,604,754)	(56,404,401)
Net increase (decrease) in net assets from capital transactions	(7,569,339)	13,412,937

Total increase (decrease) in net assets	(7,830,896)	13,350,070

Net Assets:
Beginning of period	66,117,598	52,767,528
End of period[2]	$58,286,702	$66,117,598

Capital Share Transactions:
Shares sold	563,216	3,434,754
Shares reinvested	37,539	49,601
Shares redeemed	(979,090)	(2,816,214)

Net increase (decrease) in capital share transactions	(378,335)	668,141

*	Fiscal year end changed to June 30 effective August 1, 2018.
[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	End of year net assets includes accumulated undistributed net investment income of $118,736 for the year ended July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period August 1, 2018 through December 31, 2018** (Unaudited)	For the Year Ended July 31, 2018	For the Period October 7, 2016* through July 31, 2017

Net asset value, beginning of period	$20.02	$20.03	$20.00
Income from Investment Operations:
Net investment income[1]	0.20	0.35	0.23
Net realized and unrealized gain (loss)	(0.05)	(0.02)	0.01
Total from investment operations	0.15	0.33	0.24
Less Distributions:
From net investment income	(0.24)	(0.34)	(0.21)
Total distributions	(0.24)	(0.34)	(0.21)

Net asset value, end of period	$19.93	$20.02	$20.03

Total return[2]	0.75%[4]	1.66%	1.18%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,287	$66,118	$52,768

Ratio of expenses to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed[5]	0.70%[3]	0.84%	0.94%[3]
After fees waived and expenses absorbed[5]	0.51%[3]	0.51%	0.50%[3]

Ratio of net investment income to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed	2.21%[3]	1.44%	0.97%[3]
After fees waived and expenses absorbed	2.40%[3]	1.77%	1.41%[3]

Portfolio turnover rate	32%[4]	147%	118%[4]

*	Commencement of operations.
**	Fiscal year end changed to June 30 effective August 1, 2018.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Annualized.
[4]	Not annualized.
[5]	If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.01% for the period ended December 31, 2018, and for the year ended July 31, 2018, and 0.00% for the period ended July 31, 2017.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

Note 1 – Organization

Palmer Square Ultra-Short Duration Investment Grade Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund commenced investment operations on October 7, 2016.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Bank Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(e) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(h) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period October 7, 2016 (commencement of operations) through July 31, 2017, and as of and during the open year ended July 31, 2018, and as of and during the period ended August 1, 2018 through December 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

(i) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.50% of the Fund's average daily net assets. This agreement is in effect until November 30, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees. In addition, the Advisor agreed to voluntarily waive its advisory fees on the first $50 million of the Fund’s assets through November 30, 2017. The Advisor did not seek recoupment of the voluntary advisory fees waived during such period.

For the period ended December 31, 2018, the Advisor waived advisory fees totaling $52,875. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2018, the amount of these potentially recoverable expenses was $254,254. The Advisor may recapture all or a portion of this amount no later than dates stated below:

July 31, 2020	$49,921
July 31, 2021	151,458
June 30, 2022	52,875
Total	$254,254

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period ended December 31, 2018, are reported on the Statement of Operations.

IMST Distributors, LLC (“Distributor”) serves as the Fund’s distributor. The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period ended December 31, 2018, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period ended December 31, 2018, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2018, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$59,454,621

Gross unrealized appreciation	$22,078
Gross unrealized depreciation	(211,035)

Net unrealized depreciation on investments	$(188,957)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of July 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$118,736
Undistributed long-term capital gains	-
Accumulated earnings	118,736

Accumulated capital and other losses	(79,447)
Unrealized depreciation on investments	(65,745)
Total accumulated deficit	$(26,456)

As of July 31, 2018, the Fund had a short-term capital loss carryover of $79,447. To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

The tax character of distributions paid during the year ended July 31, 2018 and the period October 7, 2016 (commencement of operations) through July 31, 2017 was as follows:

	2018	2017
Distributions paid from:
Ordinary income	$1,046,116	$372,185
Net long-term capital gains	-	-
Total taxable distributions	1,046,116	372,185
Total distributions paid	$1,046,116	$372,185

Note 5 – Investment Transactions

For the period ended December 31, 2018, purchases and sales of investments, excluding short-term investments, were $14,773,212 and $19,802,000, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period ended December 31, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$484,238	$-	$484,238
Bonds
Asset-Backed Securities	-	23,351,561	-	23,351,561
Commercial Mortgage-Backed Securities	-	2,959,475	-	2,959,475
Corporate**	-	14,633,622	-	14,633,622
Residential Mortgage-Backed Securities	-	2,033,866	-	2,033,866
U.S. Government	-	1,566,381	-	1,566,381
Commercial Paper	-	12,865,692	-	12,865,692
Short-Term Investments	1,370,829	-	-	1,370,829
Total Investments	$1,370,829	$57,894,835	$-	$59,265,664

*	The Fund did not hold any Level 3 securities at period end.

**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.

Note 9 – Line of Credit

The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 20% of the adjusted net assets of the Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. The commitment fees for the period ended December 31, 2018 is disclosed in the Statement of Operations. The Fund did not borrow under the line of credit agreement during the period ended December 31, 2018.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

Note 10 – Results of Shareholder Meeting

On December 17, 2018, shareholders of the Fund approved the reappointment of Palmer Square Capital Management LLC as investment advisor to the Fund. The percentage of share outstanding and entitled to vote that were present by proxy was 60.98%. The number of shares voted were as follows:

For	Against	Abstain	Total
1,987,998	-	-	1,987,998

Note 11 – New Accounting Pronouncement

In August 2018, the Securities and Exchange Commission (the "SEC") adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Note 12 – Events Subsequent to Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements

At an in-person meeting held on June 20-21, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Investment Advisor”) with respect to the Palmer Square Ultra-Short Duration Investment Grade Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire.

In addition, at an in-person meeting held on October 24, 2018, the Board, including the Independent Trustees, unanimously approved a new advisory agreement (the “New Advisory Agreement”) between the Trust and the Investment Advisor with respect to the Fund, in connection with a pending management buy-out of Montage Investments, LLC’s majority ownership interest in the Investment Advisor, which was held indirectly by the Bicknell Family Holding Company, LLC, the owner of Montage Investments (the “Transaction”). Under the 1940 Act, the closing of the Transaction would result in a change of control of the Investment Advisor and the automatic termination of the existing Advisory Agreement. The New Advisory Agreement is substantially the same as the Advisory Agreement, except that the New Advisory Agreement would be effective for 150 days from the date of the closing of the Transaction, unless approved by the shareholders of the Fund, in which case the New Advisory Agreement would remain in effect for a two-year period. The Board approved the New Advisory Agreement subject to the approval of the Fund’s shareholders. The Fund’s shareholders approved the New Advisory Agreement at a meeting held on December 17, 2018, and the Investment Advisor began providing services to the Fund under the New Advisory Agreement on December 31, 2018, upon the closing of the Transaction.

In approving renewal of the Advisory Agreement and approving the New Advisory Agreement, the Board, including the Independent Trustees, determined that each such approval was in the best interests of the Fund and its shareholders.

Advisory Agreement

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Ultrashort Bond fund universe (the “Fund Universe”) for the one-year period ended March 31, 2018; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and the Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Palmer Square Ultra-Short Duration Investment Grade Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the one-year period was higher than the ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index return, and the Peer Group and Fund Universe median returns.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Fund Universe medians. The Trustees noted that the Fund’s advisory fee was lower than the fee that the Investment Advisor will charge to manage a new collective investment trust utilizing the same strategy as the Fund. The Trustees also noted that the Fund’s advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.10% and 0.15%, respectively. However, the Trustees considered the Investment Advisor’s observation that many of the funds included in the Peer Group were members of fund complexes managed by investment advisors with greater resources than the Investment Advisor that were able to cap their funds’ total expenses at lower levels than those of the Fund.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2018, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Fund, and had not realized a profit with respect to the Fund.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Palmer Square Ultra-Short Duration Investment Grade Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

New Advisory Agreement

In reviewing the New Advisory Agreement, the Trustees considered that Chris Long and Angie Long, the principals and senior management of the Investment Advisor, reached an agreement with Montage Investments to buy its majority ownership interest in the Investment Advisor; that the Transaction would result in a change of control of the Investment Advisor that would result in the termination of the Advisory Agreement; that the Investment Advisor had represented that neither the investment objectives nor the investment strategies of the Fund would change as a result of the Transaction; and that the Investment Advisor was not anticipating any changes to the day-to-day operations of the Investment Advisor as a result of the Transaction.

In considering the New Advisory Agreement, the Board reviewed information and a presentation by representatives of the Investment Advisor regarding the Transaction and the Investment Advisor’s financial condition. The Board noted that no changes to the Fund’s advisory fee or expense caps were being proposed in connection with the Transaction. In addition, the Board noted that the Investment Advisor did not expect the Transaction to result in any changes to the day-to-day management of the Fund, the advisory personnel responsible for managing the Fund, or the profitability to the Investment Advisor of its relationship with the Fund. The Board considered the Investment Advisor’s belief that it had the necessary resources to operate autonomously from Montage Investments, LLC and Bicknell Family Holding Company, LLC. In particular, the Board noted that during the past year the Investment Advisor had internalized almost all of the services previously provided by Montage Investments, LLC and Bicknell Family Holding Company, LLC. In addition, the Board reviewed information regarding the Investment Advisor’s expected revenues and expenses for 2018, as well as the estimated principal and interest payments on loans related to the Transaction for the first 12 months following the Transaction. The Board also considered the Investment Advisor’s indication that it did not anticipate that the Transaction would result in any material changes to the information it previously presented to the Board in connection with the Board’s annual review of the Advisory Agreement in June 2018, which the Board also reviewed.

Based on its review, including its consideration of the fact that the Investment Advisor’s compensation under the proposed New Advisory Agreement with respect to the Fund is the same as its compensation under the Advisory Agreement, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund after the Transaction, and that in light of the services to be provided by the Investment Advisor to the Fund, the compensation to be paid to it under the New Advisory Agreement with respect to the Fund is fair and reasonable, and that approval of the New Advisory Agreement is in the best interest of the Fund and its shareholders. Accordingly, the Board and the Independent Trustees approved the New Advisory Agreement.

Palmer Square Ultra-Short Duration Investment Grade Fund
EXPENSE EXAMPLE

For the Periods Ended December 31, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018* to December 31, 2018.

The Hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	8/1/18*	12/31/18	8/1/18* – 12/31/18
Actual Performance**	$1,000.00	$1,007.50	$2.16
	7/1/18	12/31/18	7/1/18 – 12/31/18
Hypothetical (5% annual return before expenses)***	1,000.00	1,022.62	2.62

*	Fiscal year end changed effective August 1, 2018.
**	Expenses are equal to the Fund’s annualized expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period ended). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
***	Expenses are equal to the Fund’s annualized expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Palmer Square Ultra-Short Duration Investment Grade Fund
A series of Investment Managers Series Trust

Investment Advisor

Palmer Square Capital Management LLC

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, Kansas 66205

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Ultra-Short Duration Investment Grade Fund	PSDSX	46141Q 816

Privacy Principles of the Palmer Square Ultra-Short Duration Investment Grade Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Ultra-Short Duration Investment Grade Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (866) 933-9033.

Palmer Square Ultra-Short Duration Investment Grade Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/2019